Prepayments and Other Assets (Details) - Schedule of Prepayments and Other Assets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Prepayments and Other Assets [Line Items]
Deposit	$ 51,809
Prepayments to suppliers and others	561,914	272,129
Total prepayments and other assets	$ 613,723	$ 272,129